INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Net carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment
As of the beginning of period	$ 67,853,835	$ 49,908,325
Additions	9,913,672	11,285,759
Additions from business combination	816,576	13,100,572
Reclassification from Investment properties	3,222,044
Disposals	(211,262)	(62,764)
Depreciation of the year	(5,763,249)	(4,833,274)
Foreign currency translation	(1,258,338)	441,023
Revaluation		(1,985,806)
As of the end of period	74,573,278	67,853,835
Office equipment
Property, plant and equipment
As of the beginning of period	263,892	269,538
Additions	235,900	57,835
Additions from business combination	2,242
Disposals		(520)
Depreciation of the year	(77,639)	(67,711)
Foreign currency translation	(14,057)	4,750
As of the end of period	410,338	263,892
Vehicles
Property, plant and equipment
As of the beginning of period	2,032,853	2,665,074
Additions	904,798	353,886
Additions from business combination	173,190
Disposals	(1,677)	(20,260)
Depreciation of the year	(908,040)	(959,879)
Foreign currency translation	(775)	(5,968)
As of the end of period	2,200,349	2,032,853
Equipment and computer software
Property, plant and equipment
As of the beginning of period	174,399	231,676
Additions	702,842	90,055
Additions from business combination	462	12,469
Disposals	(8,184)	(20,347)
Depreciation of the year	(333,521)	(141,839)
Foreign currency translation	(28,529)	2,385
As of the end of period	507,469	174,399
Fixtures and fittings
Property, plant and equipment
As of the beginning of period	2,862,949	3,546,919
Additions	703,027	47,444
Additions from business combination	28,672	5,379
Disposals	6,295
Depreciation of the year	(812,810)	(737,816)
Foreign currency translation	(1,663)	1,023
As of the end of period	2,786,470	2,862,949
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,463,756	5,811,960
Additions	5,459,571	3,534,130
Additions from business combination	1,084	7,047,496
Disposals	(154,492)	(21,637)
Depreciation of the year	(2,649,074)	(1,988,931)
Foreign currency translation	(410,517)	80,738
As of the end of period	16,710,328	14,463,756
Land and buildings
Property, plant and equipment
As of the beginning of period	36,144,792	34,240,384
Additions	1,835,054	4,100
Additions from business combination		4,750,136
Reclassification from Investment properties	3,222,044
Disposals	53,217
Depreciation of the year	(982,165)	(937,098)
Foreign currency translation	(595,040)	73,076
Revaluation		(1,985,806)
As of the end of period	39,677,902	36,144,792
Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194	3,142,774
Additions	72,480	7,198,309
Additions from business combination	610,926	1,285,092
Disposals	(106,421)
Foreign currency translation	(207,757)	285,019
As of the end of period	$ 12,280,422	$ 11,911,194